[INVESTORS BANK & TRUST LETTERHEAD
200 CLARENDON STREET
BOSTON, MA 02116]



May 1, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:             M Fund, Inc.
                1933 Act File No.  33-95472
                1940 Act File No.  811-9082

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 25, 2003, is the most recent amendment to the Registrant's Registration Statement.

Please do not hesitate to contact the undersigned at (617) 937-7225 if you have any questions regarding this filing.


Very truly yours,

/s/ Jill Grossberg

Jill Grossberg, Esq.